Document And Entity Information	Jun. 30, 2023
Document Information [Line Items]
Entity [RegistrantName]	VIVOPOWER INTERNATIONAL PLC
Document, Type	20-F/A
Document, Period End Date	Jun. 30, 2023
Entity, File Number	1-37974
Entity, Incorporation, State or Country Code	X0
Entity, Address, Address Line One	The Scalpel, 18th Floor, 52 Lime Street
Entity, Address, City or Town	London
Entity, Address, Postal Zip Code	EC3M 7AF
Entity, Address, Country	GB
Title of 12(b) Security	Ordinary Shares, nominal value $0.012 per share
Trading Symbol	VVPR
Security Exchange Name	NASDAQ
Amendment Description	Form 20-F/A no. 3 year ended 06-30-23
Amendment Flag	true
Entity, Central Index Key	0001681348
Entity, Small Business	true